Provisions - Schedule of current and non-current provisions (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other provisions [abstract]
Current	£ 288	£ 240
Non-current	2,354	2,299
Other provisions	£ 2,642	£ 2,539	£ 2,227